UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number: __________
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cambridge Investments, Ltd.
Address: 600 Montgomery Street
         San Francisco, California 94111

Form 13F File Number:  28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Courtney Tozzi
Title: Vice President
Phone: (415) 781-0866

Signature, Place, and Date of Signing:

                                    San Francisco, California  February 11, 2000
---------------------------------   -------------------------  -----------------
         [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               1
                                            --------

Form 13F Information Table Entry Total:         15
                                            --------

Form 13F Information Table Value Total:     $368,710
                                            --------
                                            (thousands)


List of Other Included Managers:


No.       Form 13F File Number                 Name

 1        28-6420                              Soros Fund Management, LLC
--                                             ---------------------------

                    CAMBRIDGE 13F INFORMATION TABLE 12/31/99

      COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                      VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS   CUSIP     (X$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE       SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Atlantic Richfield Co.    COM             048825103    1,168      13,500    SH         SOLE        130          13,500
------------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.           COM             055482103   42,570   1,018,108    SH         SOLE        130       1,018,108
------------------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.      COM             216640102   15,693     320,665    SH         SOLE        130         320,665
------------------------------------------------------------------------------------------------------------------------------------
Conoco Inc.               CL B            208251405   25,220   1,013,850    SH         SOLE        130       1,013,850
------------------------------------------------------------------------------------------------------------------------------------
Ensco International Inc.  COM             26874Q100   52,971   2,315,656    SH         SOLE        130       2,315,656
------------------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp.          COM             74912E101   15,138   1,142,520    SH         SOLE        130       1,142,520
------------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.           COM             406216101   43,502   1,080,791    SH         SOLE        130       1,080,791
------------------------------------------------------------------------------------------------------------------------------------
Philip Morris Companies   COM             718154107      200       8,700    SH         SOLE        130           8,700
------------------------------------------------------------------------------------------------------------------------------------
USX-Marathon Group        COM             902905827   13,416     543,441    SH         SOLE        130         543,441
------------------------------------------------------------------------------------------------------------------------------------
Nabors Industries Inc.    COM             629568106   48,271   1,560,276    SH         SOLE        130       1,560,276
------------------------------------------------------------------------------------------------------------------------------------
Noble Drilling Corp.      COM             655042109   34,361   1,049,201    SH         SOLE        130       1,049,201
------------------------------------------------------------------------------------------------------------------------------------
Rowan Companies Inc.      COM             779382100   28,379   1,308,530    SH         SOLE        130       1,308,530
------------------------------------------------------------------------------------------------------------------------------------
Santa Fe Intl. Corp.      ORD             G7805C108    5,613     216,928    SH         SOLE        130         216,928
------------------------------------------------------------------------------------------------------------------------------------
Smith International Inc.  COM             832110100    7,809     157,154    SH         SOLE        130         157,154
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.         COM             806857108   34,399     612,906    SH         SOLE        130         612,906
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------